Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Allowance for guarantees and acceptances [Abstract]
Guarantees and acceptances outstanding	₩ 9,317,412	₩ 9,437,691
Contingent guarantees and acceptances	3,669,681	3,985,532
ABS and ABCP purchase commitments	2,116,354	2,083,522
Endorsed bill	11,287	37,667
Total Guarantees and acceptances	15,114,734	15,544,412
Allowance for loss on guarantees and acceptances	₩ 100,430	₩ 115,325
Ratio	0.66%	0.74%